CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
REVENUES:
Time charter revenues	$ 157,712	$ 175,576	$ 164,005
Other revenues (Note 4(b))	0	0	447
EXPENSES:
Voyage expenses (Notes 4(d) and 12)	15,528	10,665	8,119
Vessel operating expenses (Note 12)	88,272	86,923	77,211
Depreciation and amortization of deferred charges (Notes 2(m) and 2(n))	76,333	70,503	64,741
General and administrative expenses	25,335	26,217	23,724
Management fees to related party (Notes 3(b) and 4(d))	405	0	0
Foreign currency gain	(984)	(528)	(690)
Operating loss	(47,177)	(18,204)	(8,653)
OTHER INCOME / (EXPENSES):
Interest and finance costs (Note 13)	(15,555)	(8,427)	(8,140)
Interest and other income (Note 4(b))	3,152	3,627	1,800
Income / (loss) from derivative instruments (Note 16)	0	68	(118)
Income / (loss) from equity method investments (Note 3)	(5,133)	12,668	(6,094)
Total other income / (expenses), net	(17,536)	7,936	(12,552)
Net loss	(64,713)	(10,268)	(21,205)
Dividends on series B preferred shares (Notes 11(a) and 14)	(5,769)	(5,080)	0
Net loss attributed to common stockholders	$ (70,482)	$ (15,348)	$ (21,205)
Loss per common share, basic and diluted (Note 14)	$ (0.89)	$ (0.19)	$ (0.26)
Weighted average number of common shares, basic and diluted (Note 14)	79,518,009	81,292,290	81,328,390